Amounts due to banks and customer deposits (Tables)	12 Months Ended
Dec. 31, 2018
Notes Due To Banks And Customers [Line Items]
Disclosure of due to banks and customers [text block]

Note 18 Amounts due to banks and customer deposits

USD million	31.12.18	31.12.17
Amounts due to banks	10,962	7,728
Customer deposits	419,838	419,577
of which: demand deposits	181,869	193,457
of which: retail savings / deposits	165,790	166,013
of which: time deposits	53,624	48,617
of which: fiduciary deposits	18,556	11,490
Total amounts due to banks and customer deposits	430,801	427,305

UBS AG
Notes Due To Banks And Customers [Line Items]
Disclosure of due to banks and customers [text block]

Note 18 Amounts due to banks, customer deposits, and funding from UBS Group AG and its subsidiaries

a) Amounts due to banks and customer deposits

USD million	31.12.18	31.12.17
Amounts due to banks	10,962	7,728
Customer deposits	421,986	423,058
of which: demand deposits	182,642	195,264
of which: retail savings / deposits	165,790	166,013
of which: time deposits	54,998	50,291
of which: fiduciary deposits	18,556	11,490
Total amounts due to banks and customer deposits	432,948	430,786

Funding From Group And Other Subsidiaries Explanatory

b) Funding from UBS Group AG and its subsidiaries

USD million	31.12.18	31.12.17
Senior unsecured debt that contributes to total loss-absorbing capacity (TLAC)	29,988	27,937
Senior unsecured debt other than TLAC	1,031	2,736
High-trigger loss-absorbing additional tier 1 capital instruments	7,805	3,761
Low-trigger loss-absorbing additional tier 1 capital instruments	2,378	1,213
Total[1]	41,202	35,648
1 All balances in 2018 are against UBS Group Funding (Switzerland) AG as counterparty. Prior year balances were against both UBS Group AG and UBS Group Funding (Switzerland) AG as counterparties. In May 2018, UBS substituted UBS Group AG where it was the issuer of outstanding AT1 capital instruments with UBS Group Funding (Switzerland) AG.